CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	250,000,000	250,000,000
Common stock, shares issued	7,321,836	6,041,946	6,016,455
Treasury stock, shares	2,284	2,284	1,142
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0